SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 245,627	$ 279,332	$ 253,335
Property and equipment, net	37,653	45,900	50,460
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	120,515	110,102	116,186
Property and equipment, net	13,784	14,967	16,478
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	61,470	98,020	90,842
Property and equipment, net	14,462	21,218	24,562
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,642	71,210	46,307
Property and equipment, net	$ 9,407	$ 9,715	$ 9,420